Accounts Receivable	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
ACCOUNTS RECEIVABLE

NOTE 6— ACCOUNTS RECEIVABLE

The components of accounts receivable, net, include the following:

	December 31,	December 31,
	2020	2019
Accounts receivable	$33,604	$36,385
Investment banking fees, commissions and other receivables	10,316	8,043
Unbilled receivables	5,712	3,710
Total accounts receivable	49,632	48,138
Allowance for doubtful accounts	(3,114)	(1,514)
Accounts receivable, net	$46,518	$46,624

Additions and changes to the allowance for doubtful accounts consist of the following:

	Year Ended December 31,
	2020	2019	2018
Balance, beginning of period	$1,514	$696	$800
Add: Additions to reserve	3,385	2,126	1,308
Less: Write-offs	(1,785)	(1,151)	(1,066)
Less: Recovery	—	(157)	(346)
Balance, end of period	$3,114	$1,514	$696

Unbilled receivables represent the amount of contractual reimbursable costs and fees for services performed in connection with fee and service based auction and liquidation contracts.